Long-term Debt and Capital Lease Obligations (Details) In Thousands, unless otherwise specified	3 Months Ended																3 Months Ended				3 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2012 Amended 2006 Senior Credit Agreement [Member] USD ($)	Sep. 30, 2012 Senior Credit Agreement 2012 Member [Member] USD ($)	Sep. 30, 2012 Long Term Debt [Member] USD ($)	Dec. 31, 2011 Long Term Debt [Member] USD ($)	Dec. 31, 2011 Amended 2006 Senior Credit Agreement [Member] USD ($)	Sep. 30, 2012 Term Loan A [Member] USD ($)	Dec. 31, 2011 Term Loan A [Member] USD ($)	Sep. 30, 2012 Term Loan B [Member] USD ($)	Dec. 31, 2011 Term Loan B [Member] USD ($)	Sep. 30, 2012 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Revolving Credit Facility [Member] USD ($)	Sep. 30, 2012 Senior Notes [Member] USD ($)	Dec. 31, 2011 Senior Notes [Member] USD ($)	Sep. 30, 2012 Senior Notes 5.25 Percent [Member]	Sep. 30, 2012 Senior Notes January 2012 [Member]	Sep. 30, 2012 Senior Notes January 2012 5 5/8% [Member] USD ($)	Sep. 30, 2012 Seniornotesjanuary 2012578 [Member] USD ($)	Sep. 30, 2012 Senior Notes Janaury 2012 Euro [Member] USD ($)	Sep. 30, 2012 Senior Notes Janaury 2012 Euro [Member] EUR (€)	Sep. 30, 2012 Euro Notes [Member] USD ($)	Dec. 31, 2011 Euro Notes [Member] USD ($)	Sep. 30, 2012 EIB Agreements [Member] USD ($)	Dec. 31, 2011 EIB Agreements [Member] USD ($)
Debt Instrument [Line Items]
Senior Credit Agreement				$ 2,159,166				$ 2,795,589
Senior Long Term Notes															4,708,296	2,883,009							251,327	258,780	320,638	345,764
Capital lease obligations	15,777		17,993
Other	230,156		248,951
Long-term debt and capital lease obligations	8,232,360		7,084,586
Less current maturities	498,694		1,589,776
Total long-term debt less current maturities	7,733,666		5,494,810
Revolving credit maximum amount available	3,083,792		3,936,619		3,850				1,125,000	1,215,000	758,792	1,521,619	1,200,000	1,200,000
Revolving credit balance outstanding	2,159,166		2,795,589						1,125,000	1,215,000	758,792	1,521,619	275,374	58,970
Line of credit outstanding which reduces available borrowings under the revolving credit facility	160,188	180,766
Senior Notes Issued January 2012 [Abstract]
Issuance date																		January 26, 2012
Issuer																	FMC Finance VIII S.A.	Fresenius Medical Care US Finance II, Inc.
Face amount																			800,000	700,000	328,625	250,000
Stated interest rate																			5.625%	5.875%	5.25%	5.25%
Maturity date																		Jul. 31, 2019			Jul. 31, 2019	Jul. 31, 2019
Call feature																		US Finance and Finance VII may redeem the 5.625% and 5.875% Senior Notes and 5.25% Senior Notes, respectively, at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the 5.625% and 5.875% Senior Notes and the 5.25% Senior Notes have a right to request that the respective issuers of the notes repurchase the applicable issue of notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the rating of the respective notes.
Proceeds from debt issuance	1,807,139
Accounts receivable facility	$ 555		$ 6,902			$ 547,000	$ 534,500